S000010027 [Member] Investment Objectives and Goals - The MidCap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The MidCap Growth Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital appreciation.